Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (2,967)	$ (2,220)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,476	1,483
Change in right of use assets	2,042	2,479
(Gain) loss on disposal of property and equipment	(62)	1
Amortization of intangible assets	2	19
Share based compensation	30	1,768
(Reversal) provision for doubtful accounts	(85)	31
Impairment of goodwill		291
Loss on de-recognition of a subsidiary	169
Interest accrued for convertible note	28
Change in operating assets and liabilities:
Deferred tax liability	(28)
Accounts receivable	(3,442)	2,888
Government subsidies receivables	1,259	(111)
Prepaid expenses & other current assets	(220)	2,132
Inventories	39	11
Accounts payable and accrued expenses	76	879
Operating lease liabilities	(2,169)	(2,731)
Tax payable	(75)	462
Net cash (used in) provided by operating activities	(3,927)	7,382
Cash flows from investing activities:
Acquisition of property and equipment	(1,735)	(1,098)
Proceeds from sale of property and equipment	1,007	67
Net cash used in investing activities	(728)	(1,031)
Cash flows from financing activities:
Proceeds from convertible note	2,000
Payment of finance lease liabilities	(213)	(126)
Repayment of bank loans	(141,610)	(159,107)
Proceeds from bank loans	142,581	154,846
Net cash provided by (used in) financing activities	2,758	(4,387)
Net decrease in cash and cash equivalents	(1,897)	1,964
Effect of exchange rate changes on cash and cash equivalents	673	533
Cash and cash equivalents, beginning of year	10,145	7,648
Cash and cash equivalents, end of year	8,921	10,145
Supplemental disclosure of cash flow information
Cash paid for interest	639	789
Cash paid for taxes	480
Supplemental disclosure of non-cash investing and financing transactions
Acquisition of equipment under finance leases	265	367
Recognition of Right of use assets and liabilities	$ 1,670	$ 1,167